Statements Of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
NET INVESTMENT INCOME LOSS
INVESTMENT INCOME - interest income	$ 591,444	$ 258,158
EXPENSES:
Management fees	2,952,133	2,406,417
Brokerage commissions	360,004	300,410
Selling commissions and platform fees	2,690,103	2,196,227
Administrative fee and operating expenses	727,524	706,957
Custody fees and other expenses	25,878	22,150
Total expenses	6,755,642	5,632,161
Operating expenses borne by General Partner		(94,023)
Net expenses	6,755,642	5,538,138
NET INVESTMENT LOSS	(6,164,198)	(5,279,980)
REALIZED AND UNREALIZED GAINS (LOSSES)
Futures and forward currency contracts	21,459,454	9,706,981
Foreign exchange translation	(199,268)	(323,932)
Net change in unrealized:
Futures and forward currency contracts	1,151,080	1,546,774
Foreign exchange translation	(136,475)	67,450
Net gains (losses) from U.S. Treasury notes:
Net change in unrealized	24,035	(102,624)
Total net realized and unrealized gains	22,298,826	10,894,649
NET INCOME	16,134,628	5,614,669
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND	2,716,451	71,934
NET INCOME AFTER PROFIT SHARE	13,418,177	5,542,735
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
EXPENSES:
Selling commissions and platform fees	2,667,559	2,175,891
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
EXPENSES:
Selling commissions and platform fees	22,544	20,336
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT INCOME LOSS
INVESTMENT INCOME - interest income	795,695	352,450
EXPENSES:
Management fees	3,213,117	2,646,789
Brokerage commissions	485,886	409,775
Selling commissions and platform fees	2,704,286	2,210,705
Administrative fee and operating expenses	952,830	874,155
Custody fees and other expenses	34,672	30,234
Total expenses	7,390,791	6,171,658
Operating expenses borne by General Partner	(104,187)	(151,294)
Net expenses	7,286,604	6,020,364
NET INVESTMENT LOSS	(6,490,909)	(5,667,914)
REALIZED AND UNREALIZED GAINS (LOSSES)
Futures and forward currency contracts	29,182,390	13,299,609
Foreign exchange translation	(265,318)	(441,611)
Net change in unrealized:
Futures and forward currency contracts	1,433,891	2,085,483
Foreign exchange translation	(183,785)	91,887
Net gains (losses) from U.S. Treasury notes:
Net change in unrealized	35,974	(140,361)
Total net realized and unrealized gains	30,203,152	14,895,007
NET INCOME	23,712,243	9,227,093
LESS PROFIT SHARE TO GENERAL PARTNER	2,985,754	142,549
NET INCOME AFTER PROFIT SHARE	$ 20,726,489	$ 9,084,544